Earnings Per Share - Disclosure Of Diluted Earnings Per Share Table (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit attributable to equity shareholders of the Company:
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	¥ 116,148	¥ 107,843	¥ 106,641
Add: changes in share of profit of the associate	308		41
Less: fair value gain and interest income relating to the CB held by the Group, net of tax	(336)		(632)
Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	¥ 116,120	¥ 107,843	¥ 106,050